Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document and Entity Information
Entity Registrant Name	ENBRIDGE INC
Entity Central Index Key	0000895728
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,645,703,320
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2